Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(13,269)	(14,380)
Net amount recognized	(13,269)	(14,380)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(1,766)	(1,842)
Employee benefit obligation	(19,461)	(21,021)
Net amount recognized	$ (21,227)	$ (22,863)